Document and Entity Information Document	Sep. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 05, 2026
Entity Registrant Name	OPORTUN FINANCIAL CORPORATION
Entity Central Index Key	0001538716
Amendment Flag	false
Entity File Number	001-39050
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-3361983
Entity Address, Address Line One	1825 South Grant Street, Suite 850
Entity Address, City or Town	San Mateo,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94402
City Area Code	650
Local Phone Number	810-8823
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	OPRT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false